STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SCHEDULE OF WARRANTS MEASURED USING BLACK-SCHOLES MODEL
2019 warrants
Stock price	$0.17
Exercise price	$0.20
Expected term (years)	10.00
Volatility	59.9%
Risk free rate	1.9%